Equity Incentive Plans - Summary of Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015	Feb. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning Balance	6,010,475	5,279,075	5,152,575
Number of options, Granted	1,353,500	920,000	379,500
Number of options, Forfeited	(43,550)	(188,600)	(253,000)
Number of options, Exercised	(54,300)
Number of options, Outstanding, Ending Balance	7,266,125	6,010,475	5,279,075
Number of options, Exercisable	3,144,525	2,010,890
Weighted average exercise price, Outstanding, Beginning Balance	$ 6.66	$ 8.70	$ 8.70
Aggregate intrinsic value outstanding		$ 23,691
Weighted average exercise price, Granted	13.47	$ 9.17	8.70
Aggregate intrinsic value exercisable		$ 8,291
Weighted average exercise price, Forfeited	6.81	$ 7.88	8.70
Weighted average exercise price, Exercised	6.57
Weighted average exercise price, Outstanding, Ending Balance	7.93	6.66	$ 8.70
Weighted average exercise price, Exercisable	$ 6.54	$ 7.50
Weighted average remaining contractual term (years), Outstanding	7 years 7 months 6 days	7 years 10 months 24 days
Weighted average remaining contractual term (years), Exercisable	7 years	7 years 8 months 12 days
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Outstanding, Beginning Balance	$ 7.68
Weighted average exercise price, Outstanding, Ending Balance		$ 7.68